Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Chief Executive Officer (PEO) Pay Versus Performance Table

Year	Summary Compensation Table Total for Michael R. Matacunas (1) (3)	Summary Compensation Table Total for Kori G. Belzer (1) (2)	Compensation Actually Paid (3) to Michael R. Matacunas (1) (3)	Compensation Actually Paid (3) to Kori G. Belzer (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (4)	Average Compensation Actually Paid (3) to Non-PEO NEOs (1) (4)	Total Shareholder Return (5)	Company’s Net Income
2024	$2,264,877	N/A	$2,352,967	N/A	$582,361	$581,923	157.72	$2,687,000
2023	$1,164,551	N/A	$1,138,570	N/A	$491,586	$455,600	87.83	$4,776,000
2022	$612,613	N/A	$749,718	N/A	$415,344	$384,882	113.04	$2,126,000
2021	$304,086	$60,112	$722,932	$50,878	$348,448	$324,647	106.96	$2,000,000

(1)	Amount includes non-cash compensation respecting certain stock-based awards adjusted for changes in equity award values.
(2)	Ms. Kori Belzer was acting Chief Executive Officer of SGRP through February, 2021.
(3)	Mr. Michael R. Matacunas became Chief Executive Office of SGRP on February 22, 2021.
(4)	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) this average was computed using a total of four (4) NEOs for 2023 and 2024, which were Ms. Kori Belzer, Mr. Antonio Calisto Pato, Ms. Fay DeVriese (1 month), Mr. William Linnane and Mr. Ron Lutz, because Mr. Calisto Pato and Ms. DeVriese did not overlap; (ii) for 2022, Ms. Kori Belzer, Ms. Fay DeVriese, Mr. William Linnane and Mr. Ron Lutz (for a total of four (4) NEOs); and (iii) for 2021, Ms. Kori Belzer (10 months), Mr. Steven J. Adolph (4 months), Ms. Fay DeVriese, Mr. William Linnane (6.5 months), Mr. Ron Lutz (6.5 months) and Mr. Gerard Marrone (5.5 months).
(5)	Reflects the cumulative shareholder return over relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in the Company's common shares at a price per share equal to the closing price of the Company's common stock on the last day trading day before the commencement of the earliest applicable fiscal year and the measurement end point of the closing price of the Company's common stock on the last trading day in the applicable fiscal year. The closing price of the Company's common stock on the last business day of 2021, 2022, 2023, and 2024 was respectively, $1.23, $1.30, $1.01, and $1.94 per share.

Non-PEO NEO Average Total Compensation Amount	$ 582,361	$ 491,586	$ 415,344	$ 348,448
Non-PEO NEO Average Compensation Actually Paid Amount	581,923	455,600	384,882	324,647
Total Shareholder Return Amount	157.72	87.83	113.04	106.96
Net Income (Loss)		4,776,000	2,126,000	2,000,000
PEO Michael R. Matacunas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,264,877	1,164,551	612,613	304,086
PEO Actually Paid Compensation Amount	2,352,967	1,138,570	749,718	722,932
PEO Kori G. Belzer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0		0	60,112
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 50,878